PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Derivative [Line Items]
Value-added tax deductable	¥ 286,198,731		¥ 443,761,055
Deposit for customer duty, bidding and others	154,023,704		93,536,791
Assets held for sale related to land use right			38,832,489
Prepayment for income tax	24,323,033		29,879,013
Receivables related to land use right disposal	23,172,107		20,435,188
Prepaid Commision	2,013,070		18,970,826
Prepaid insurance premium	19,237,805		16,851,945
Rental deposit and prepayment	5,897,704		4,297,689
Employee advances	8,584,936		7,285,193
Receivables of option exercised	6,135,783		10,210,003
Derivative assets			7,277,406
Prepaid professional service fee	4,095,436		4,057,488
Receivable related to disposal of subsidiaries (note 1)	185,380,069
Others	47,581,875		20,053,820
Total	766,644,253	$ 110,419,740	715,448,906
Foreign exchange call spread combined option contracts [Member]
Derivative [Line Items]
Derivative assets			¥ 7,277,406
Maturity period of derivative	12 months